Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2024
Disposal Of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES
17.

DISPOSAL OF SUBSIDIARIES

On January 22, 2024, the Company sold 36% of the equity interests in Shenzhen JamBox, which was the Company’s 56% owned subsidiary, to Wanquan Yi, with a consideration of RMB1,800,000, or US$249,142. On March 6, 2024, the Company sold 100% of the equity interests in Xiamen Pupu Investment, which was the Company’s wholly owned subsidiary, to two related parties with nil consideration. Both transactions resulted in a loss of control of the two subsidiaries. Both subsidiaries were not significant subsidiaries and the dispositions did not constitute a strategic shift that would have major effect on the Company’s operations and financial results. As a result, the operation results of the two subsidiaries were not reported as a discontinued operations under the guidance of ASC 205 “Preparation of Financial Statements.” For the fiscal year ended June 30, 2024, the Company recognized a gain of $1,242,135 and $265 on disposal of Shenzhen JamBox and Xiamen Pupu Investment, respectively. In addition, the Company considered the retained value of $0 as part of the impairment assessment immediately prior to the disposition of Shenzhen JamBox, since Shenzhen JamBox had been operating at losses with accumulated deficit.